Consolidated Subsidiaries - Description of Subsidiaries and Ownership Interest (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Flocktory Ltd (Cyprus) [member]
Disclosure of subsidiaries [line items]
Ownership interest in joint ventures	82.00%
Flocktory Spain S.L. (Spain) [member]
Disclosure of subsidiaries [line items]
Ownership interest in joint ventures	82.00%
FreeAtLast LLC (Russia) [member]
Disclosure of subsidiaries [line items]
Ownership interest in joint ventures	82.00%
JSC QIWI (Russia) [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	100.00%
QIWI Bank JSC (Russia) [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	100.00%
QIWI Payments Services Provider Ltd (UAE) [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	100.00%
QIWI International Payment System LLC (USA) [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	100.00%
Qiwi Kazakhstan LP (Kazakhstan) [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	100.00%
JLLC OSMP BEL (Belarus) [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	51.00%	51.00%
QIWI-M S.R.L. (Moldova) [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	51.00%	51.00%
QIWI ROMANIA SRL [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	100.00%
QIWI WALLET EUROPE SIA (Latvia) [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	100.00%
QIWI Retail LLC (Russia) [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	100.00%
QIWI Management Services FZ-LLC (UAE) [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	100.00%
CIHRUS LLC (Russia) [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries		100.00%
Attenium LLC (Russia) [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	100.00%
Rapida LTD (Russia) [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries		100.00%
Postomatnye Tekhnologii LLC (Russia) [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	100.00%
Future Pay LLC (Russia) [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	100.00%
Qiwi Blockchain Technologies LLC (Russia) [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	100.00%
QIWI Shtrikh LLC (Russia) [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	51.00%
QIWI Platform LLC (Russia) [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%
QIWI Processing LLC (Russia) [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%